Organizations and Principal Activities - Schedule of Company's Major Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Ucommune Group Holdings Limited [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Sep. 21, 2018
Place of establishment	Cayman
Percentage of legal ownership of the Company	100.00%
Principal activities	Investment holding
Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Dec. 07, 2018
Place of establishment	Hong Kong
Percentage of legal ownership of the Company	100.00%
Principal activities	Shared workspace
Youshenghengtong (Beijing) Technology Co., Ltd. (“WFOE”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Jan. 03, 2019
Place of establishment	PRC
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology and internet service
Melo, Inc. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	May 15, 2019
Place of establishment	Delaware
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology Innovation
Melo Hongkong Limited [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	May 15, 2019
Place of establishment	Hong Kong
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology Innovation
Beijing Melo Technology Co. Ltd [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	May 15, 2019
Place of establishment	PRC
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology Innovation
Beijing Litong Huida Information Technology Co., Ltd [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Nov. 17, 2023
Place of establishment	PRC
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology and internet service
Zhuhai Shengguang Zhongshuo Digital Marketing Co., Ltd. (“Shengguang Zhongshuo”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Dec. 20, 2018
Place of establishment	PRC
Percentage of legal ownership of the Company	51.00%
Principal activities	Marketing service
Beijing UBazaar Technology Co., Ltd (“Beijing U Bazaar”) [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Aug. 29, 2018
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Technology and internet service
Beijing Ucommune Zhongke Venture Capital Co., Ltd. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Sep. 07, 2015
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Ucommune (Beijing) Venture Service Wuhan Co., Ltd. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Nov. 01, 2016
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Shanghai Yueban Enterprise Consulting Management Co., Ltd. [Member]
Major Subsidiaries of the Company:
Later of date of establishment or acquisition	Mar. 15, 2021
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace